Acquisitions and Other Arrangements - Additional Information (Detail)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2018 USD ($)	Jul. 27, 2017 USD ($)	Jan. 31, 2018 USD ($) Product	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Acquisitions And Collaborations [Line Items]
Total cash consideration, net of cash acquired						$ 686,000,000	$ 48,000,000	$ 34,000,000
Integration costs							26,000,000	73,000,000
Development and regulatory milestone payments, maximum				$ 25,000,000		25,000,000
Claris Injectables Limited
Acquisitions And Collaborations [Line Items]
Percentage of ownership acquired		100.00%
Total cash consideration, net of cash acquired		$ 629,000,000
Increase to other intangible assets				45,000,000
Increase to deferred tax and uncertain tax position liabilities				26,000,000
Decrease in goodwill				19,000,000
Amount allocated from total consideration to acquire intangible assets		280,000,000
Claris Injectables Limited | Subsequent Event
Acquisitions And Collaborations [Line Items]
Business acquisition settlement claims received	$ 73,000,000
Accrued liabilities released	$ 7,000,000
Claris Injectables Limited | Scenario Forecast
Acquisitions And Collaborations [Line Items]
Business acquisition benefit of settlement claims and accrued liabilities released					$ (80,000,000)
Claris Injectables Limited | IPR&D
Acquisitions And Collaborations [Line Items]
Amount allocated from total consideration to acquire IPR&D with indefinite useful life		$ 140,000,000
Discount rate used to measure intangible assets		13.00%
Claris Injectables Limited | Developed Technology
Acquisitions And Collaborations [Line Items]
Amount allocated from total consideration to acquire intangible assets		$ 140,000,000
Acquired intangible assets, weighted-average useful life		8 years
Discount rate used to measure intangible assets		12.00%
Claris Injectables Limited | Marketing and Administrative Expenses
Acquisitions And Collaborations [Line Items]
Acquisition costs						28,000,000
Integration costs						28,000,000
Mallinckrodt plc | Subsequent Event | RECOTHROM and PREVELEAK
Acquisitions And Collaborations [Line Items]
Number of products agreed to acquired | Product			2
Purchase price, upfront payment			$ 153,000,000
Celerity Pharmaceutical LLC
Acquisitions And Collaborations [Line Items]
Payment to acquire the rights						$ 20,000,000	$ 23,000,000	$ 14,000,000
Estimated economic lives						12 years
Maximum potential future payments				$ 243,000,000		$ 243,000,000